Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) - CAD ($)	12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021
OPERATING EXPENSES
General and administrative	$ 1,070,574	$ 826,439	$ 2,245,589
Business development	386,991	114,665	508,545
Total operating expenses	1,457,565	941,104	2,440,508
OTHER INCOME (EXPENSE)
Impairment loss	(209,702)	0	0
Interest income	3,765	0	0
Gain on debt forgiveness	62,500	222,771	0
Foreign exchange gain (loss)	(3,068)	(135)	(29,374)
Total other income (expense)	(146,505)	222,636	(29,374)
Loss from continuing operations	(1,604,070)	(718,468)	(2,783,508)
Gain (loss) from discontinued operations - loss of control	995,142	(1,949,330)	(2,191,326)
Net loss for the year	(608,928)	(2,667,798)	(4,974,834)
OTHER COMPREHENSIVE LOSS
Foreign currency translation gain (loss)	(25,131)	(71,262)	30,603
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	$ (634,059)	$ (2,739,060)	$ (4,944,231)
Loss per share from continuing operations, Basic	$ (0.02)	$ (0.05)	$ (0.09)
Loss per share from continuing operations, Diluted	(0.02)	(0.05)	(0.09)
Earnings (Loss) per share from discontinued operations - loss of control, Basic	0.01	(0.03)	(0.04)
Earnings (Loss) per share from discontinued operations - loss of control, Diluted	$ 0.01	$ (0.03)	$ (0.04)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING - continuing operations, Basic	86,795,825	59,310,826	53,075,143
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING - continuing operations, Diluted	86,795,825	59,310,826	53,075,143
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING - discontinued operations, Basic	86,795,825	59,310,826	53,075,143
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING - discontinued operations, Diluted	126,769,515	59,310,826	53,075,143